Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Supplemental Cash Flow Information

Note 26: Supplemental Cash Flow Information

Details

of “Changes in working capital and other items” are as follows:
	Year ended December 31,
	2017	2016
Trade and other receivables	(2)	30
Prepaid expenses and other current assets	(20)	(32)
Other financial assets	3	(5)
Payables, accruals and provisions	(318)	220
Deferred revenue	(84)	1
Other financial liabilities	(23)	(21)
Income taxes	14	(63)
Other(1)	(136)	(112)
	(566)	18

(1) Includes $(90) million (2016 - $(88) million) related to employee benefit plans.

Details of income taxes paid are as follows:

	Year ended December 31,
	2017	2016
Operating activities - continuing operations	(208)	(48)
Operating activities - discontinued operations	-	(59)
Investing activities - discontinued operations	17	(240)
Total income taxes paid	(191)	(347)